Intrepid Capital Fund
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 65.1%	Shares	Value
Capital Goods - 6.4%
Acuity Brands, Inc.	5,286	$1,276,252
Watsco, Inc.	3,521	1,631,068
		2,907,320

Commercial & Professional Services - 6.7%
Atento SA (a)(b)	96,558,308	434,512
Copart, Inc. (b)	34,852	1,887,584
WNS Holdings Ltd. (b)	13,857	727,493
		3,049,589

Consumer Discretionary Distribution & Retail - 4.2%
TJX Cos., Inc.	17,307	1,905,501

Consumer Durables & Apparel - 7.7%
Garmin Ltd.	10,898	1,775,502
Polaris, Inc.	9,953	779,419
Skechers USA, Inc. - Class A (b)	13,540	935,885
		3,490,806

Consumer Staples Distribution & Retail - 0.9%
Dollar General Corp.	3,275	433,053

Energy - 2.3%
Civitas Resources, Inc.	15,507	1,069,983

Financial Services - 9.8%
Berkshire Hathaway, Inc. - Class B (b)	4,615	1,877,382
Jefferies Financial Group, Inc.	30,888	1,536,987
Sprott, Inc.	24,961	1,033,136
		4,447,505

Food, Beverage & Tobacco - 2.4%
Becle SAB de CV	617,272	1,113,418

Insurance - 4.6%
Markel Group, Inc. (b)	640	1,008,423
W R Berkley Corp.	13,833	1,086,997
		2,095,420

Media & Entertainment - 10.5%
Alphabet, Inc. - Class A	10,924	1,989,807
Liberty Media Corp. - Class A (b)	34,091	1,278,753
Take-Two Interactive Software, Inc. (b)	9,872	1,534,997
		4,803,557

Real Estate Management & Development - 5.8%
FRP Holdings, Inc. (b)	58,858	1,678,630
Howard Hughes Holdings, Inc. (b)	14,854	962,836
		2,641,466

Software & Services - 3.8%
Accenture PLC - Class A	2,403	729,094
Dropbox, Inc. - Class A (b)	44,233	993,916
		1,723,010
TOTAL COMMON STOCKS (Cost $19,872,311)		29,680,628

CORPORATE BONDS - 19.5%	Par	Value
Commercial & Professional Services - 2.6%
Atento Luxco 1 SA
20.00% (includes 20.00% PIK), 05/17/2025 (a)(c)	727,781	727,781
20.00% (includes 20.00% PIK), 08/17/2025 (a)(c)	448,277	448,277
		1,176,058

Consumer Discretionary Distribution & Retail - 1.4%
Foot Locker, Inc., 4.00%, 10/01/2029 (c)	750,000	627,427

Consumer Durables & Apparel - 3.1%
Vista Outdoor, Inc., 4.50%, 03/15/2029 (c)	1,400,000	1,405,968

Consumer Services - 2.6%
Brinker International, Inc., 8.25%, 07/15/2030 (c)	500,000	525,672
Nathan's Famous, Inc., 6.63%, 11/01/2025 (c)	635,000	637,651
		1,163,323

Financial Services - 0.1%
Oppenheimer Holdings, Inc., 5.50%, 10/01/2025	66,000	65,105

Food, Beverage & Tobacco - 2.3%
Turning Point Brands, Inc., 5.63%, 02/15/2026 (c)	1,064,000	1,058,012

Media & Entertainment - 2.1%
Gray Television, Inc., 5.38%, 11/15/2031 (c)	500,000	284,004
Skillz, Inc., 10.25%, 12/15/2026 (c)	706,000	651,243
		935,247

Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
Celgene Corp., 3.90%, 02/20/2028	23,000	22,013
Trulieve Cannabis Corp., 8.00%, 10/06/2026	1,500,000	1,459,980
		1,481,993

Telecommunication Services - 2.1%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028	1,000,000	951,909
TOTAL CORPORATE BONDS (Cost $8,365,958)		8,865,042

BANK LOANS - 5.6%	Par	Value
Health Care Equipment & Services - 3.7%
Gage Growth Corp. First Lien, 14.50%, 11/01/2024	724,044	722,741
Shryne Group, Inc., 17.00%, 05/26/2026	754,619	747,450
VCP23, LLC, 7.00%, 04/30/2025	237,000	225,150
		1,695,341

Pharmaceuticals, Biotechnology & Life Sciences - 1.9%
Verano Holdings Corp., 15.00%, 10/30/2026	849,855	849,855
TOTAL BANK LOANS (Cost $2,555,245)		2,545,196

CONVERTIBLE PREFERRED STOCKS - 2.4%	Shares	Value
Energy - 2.4%
Equitrans Midstream Corp. Series A, 9.75% (3 mo. LIBOR US + 8.15%), Perpetual (d)	50,000	1,112,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,100,000)		1,112,500

PREFERRED STOCKS - 1.8%	Shares	Value
Commercial & Professional Services - 1.8%
Atento SA 0.00%, (a)	815,537	815,537
TOTAL PREFERRED STOCKS (Cost $815,537)		815,537

CONVERTIBLE BONDS - 0.1%	Par	Value
Financial Services - 0.1%
EZCORP, Inc., 2.88%, 07/03/2024	56,000	60,731
TOTAL CONVERTIBLE BONDS (Cost $56,000)		60,731

WARRANTS - 0.1%	Contracts	Value
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
Cansortium Holdings LLC, Expires 04/29/2025, Exercise Price $1.20 (b)	250,000	15,000
Green Thumb Industries, Inc., Expires 10/15/2026, Exercise Price $30.02 (b)	7,328	14,656
Total Pharmaceuticals, Biotechnology & Life Sciences		29,656
TOTAL WARRANTS (Cost $0)		29,656

SHORT-TERM INVESTMENTS - 5.3%
Money Market Funds - 5.3%	Shares
Invesco Treasury Portfolio - Class Institutional, 5.22% (e)	2,393,405	2,393,405
TOTAL SHORT-TERM INVESTMENTS (Cost $2,393,405)		2,393,405

TOTAL INVESTMENTS - 99.9% (Cost $35,158,456)		45,502,695
Other Assets in Excess of Liabilities - 0.1%		62,440
TOTAL NET ASSETS - 100.0%		$45,565,135

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LIBOR - London Interbank Offered Rate
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $2,426,107 or 5.3% of net assets as of June 30, 2024.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $6,366,035 or 14.0% of the Fund’s net assets.

(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	The rate shown represents the 7-day annualized effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Intrepid Capital Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$29,246,116	$–	$434,512	$29,680,628
Corporate Bonds	–	7,688,984	1,176,058	8,865,042
Bank Loans	–	2,545,196	–	2,545,196
Convertible Preferred Stocks	–	1,112,500	–	1,112,500
Preferred Stocks	–	–	815,537	815,537
Convertible Bonds	–	60,731	–	60,731
Warrants	–	29,656	–	29,656
Money Market Funds	2,393,405	–	–	2,393,405
Total Investments	$31,639,521	$11,437,067	$2,426,107	$45,502,695

Refer to the Schedule of Investments for further disaggregation of investment categories.